Segmented Information (Details) - Schedule of geographical area information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmented Information (Details) - Schedule of geographical area information [Line Items]
Revenue	$ 6,482	$ 7,545	$ 5,990
USA
Segmented Information (Details) - Schedule of geographical area information [Line Items]
Revenue	3,839	2,738	2,679
Canada
Segmented Information (Details) - Schedule of geographical area information [Line Items]
Revenue	1,274	1,656	1,691
EMEA
Segmented Information (Details) - Schedule of geographical area information [Line Items]
Revenue	1,322	3,090	1,465
Australia
Segmented Information (Details) - Schedule of geographical area information [Line Items]
Revenue	$ 47	$ 61	$ 155